Discontinued Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations

3. Discontinued Operations

On May 16, 2024, the Company sold the GoodWheat brand to Above Food. GoodWheat operations ceased during the second quarter of 2024.

In accordance with the provisions of ASC 205-20, the Company has separately reported the assets and liabilities of the discontinued operations in the condensed consolidated balance sheets and the results of the discontinued operations as separate components on the condensed consolidated statements of operations and comprehensive income (loss) for all periods presented.

Major classes of line items constituting the balance sheet of discontinued operations:

(In thousands)	March 31, 2025	December 31, 2024
Assets
Accounts receivable and other receivables	$96	$96
Total assets	$96	$96

Major classes of line items constituting net loss from discontinued operations:

	Three Months Ended March 31,
	2025	2024
(In thousands)
Product revenue	$—	$268
Cost of revenues	—	(349)
Research and development	—	(267)
Loss on sale of property and equipment	—	(2)
Selling, general and administrative	—	(1,126)
Net loss from discontinued operations	$—	$(1,476)

The following table presents cash and non-cash items of discontinued operations:

	Three Months Ended March 31,
(In thousands)	2025	2024
Depreciation	$—	$32
Loss on sale of property and equipment	$—	$2
Inventories	$—	$243
Accounts payable and accrued expenses	$—	$(109)
Proceeds from sale of property and equipment	$—	$17

There were no other operating or investing cash or non-cash items for the three months ended March 31, 2025 and 2024.

Note 4. Discontinued Operations

On May 16, 2024, the Company sold the GoodWheat brand to Above Food. GoodWheat operations ceased during the second quarter of 2024.

In July 2023, management made the decision to exit its body care brands as a result of continued pressure on the CBD market due to regulatory uncertainty. Body care operations ceased during the third quarter of 2023.

In accordance with the provisions of ASC 205-20, the Company has separately reported the assets and liabilities of the discontinued operations in the consolidated balance sheets and the results of the discontinued operations as separate components on the consolidated statements of operations and comprehensive loss for all periods presented.

Major classes of line items constituting the balance sheet of discontinued operations:

	GoodWheat
(In thousands)	December 31, 2024	December 31, 2023
Assets
Accounts receivable and other receivables	$96	$8
Inventories, net — current	—	1,121
Property and equipment, net	—	314
Inventories, net — noncurrent	—	3,158
Total assets	$96	$4,601

Liabilities
Accounts payable and accrued expenses	$—	$500
Total liabilities	$—	$500

Major classes of line items constituting net loss from discontinued operations:

	GoodWheat		Body Care

	Year Ended December 31,		Year Ended December 31,
	2024	2023	2024	2023
(In thousands)
Product revenue	$372	$876	$—	$357
Cost of revenues	(691)	(1,126)	—	(314)
Research and development	(400)	(1,323)	—	—
Gain on sale of property and equipment	65	11	—	—
Selling, general and administrative	(2,067)	(6,274)	—	(864)
Net loss from discontinued operations	$(2,721)	$(7,836)	$—	$(821)

The following table presents significant cash and non-cash items of discontinued operations:

	GoodWheat		Body Care
	Year Ended December 31,		Year Ended December 31,
(In thousands)	2024	2023	2024	2023
Depreciation	$45	$151	$—	$24
Write-down of inventories	$—	$275	$—	$—
Gain on disposal of property and equipment	$(65)	$(11)	$—	$—
Accounts receivable and other receivables	$(88)	$(8)	$—	$66
Inventories	$(575)	$(2,969)	$—	$250
Prepaid expenses and other current assets	$—	$—	$—	$14
Accounts payable and accrued expenses	$(501)	$26	$—	$(26)
Proceeds from sale of property and equipment	$334	$48	$—	$—

There were no other significant operating or investing cash or non-cash items for the years ended December 31, 2024 and 2023.